Acquisition of Feminine Care Brands (Details) (USD $) In Millions, unless otherwise specified			1 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Apr. 30, 2014 Members of Johnson and Johnson Family [Member]	Oct. 31, 2013 Members of Johnson and Johnson Family [Member]	Sep. 30, 2014 Members of Johnson and Johnson Family [Member]	Sep. 30, 2014 Minimum [Member]	Sep. 30, 2014 Minimum [Member] Members of Johnson and Johnson Family [Member]	Sep. 30, 2014 Maximum [Member]	Sep. 30, 2014 Maximum [Member] Members of Johnson and Johnson Family [Member]	Oct. 31, 2013 CANADA Members of Johnson and Johnson Family [Member]	Oct. 31, 2013 UNITED STATES Members of Johnson and Johnson Family [Member]	Sep. 30, 2014 Customer Relationships [Member] Members of Johnson and Johnson Family [Member]	Sep. 30, 2014 Technology and Patents [Member] Members of Johnson and Johnson Family [Member]
Business Acquisition [Line Items]
Aggregate purchase price				$ 187.1
Goodwill, Amortization Period for Tax Purposes							14 years		15 years
Finite-Lived Intangible Asset, Useful Life						5 years		20 years				20 years	7 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					9.1							6.1	3.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory					44.4
Goodwill	1,487.4	1,475.8			28.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill					39.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Assets					5.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					95.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Liabilities					4.5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Pension and Other Post-retirement Benefits	20.0				20.3
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net					187.1
Business Combination, Consideration Transferred, Other			1.8
Payments to Acquire Businesses, Gross										$ 135	$ 50